UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
Check here if Amendment |_|; Amendment Number:

Institutional Investment Manager Filing this Report:

Name:    Heitman Real Estate Securities LLC
Address: 191 North Wacker Drive
         Suite 2500
         Chicago, IL 60606

Form 13F File Number: 28-04321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nancy B. Lynn
Title: Vice President
Phone: 312-849-4153

Signature, Place and Date of Signing:


/s/ Nancy B. Lynn                   Chicago, IL        5/3/07
-------------------------------     -------------      ----------
[Signature]                         [City, State]      [Date]

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name

028-01190                           Frank Russell Company
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:           FIVE (5)

Form 13F Information Table Entry Total:     122

Form 13F Information Table Value Total:     5,072,155

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number       Name

1        028-11931                  Old Mutual (US) Holdings, Inc.

2        028-11581                  Old Mutual Capital, Inc.

3        028-598                    The Penn Mutual Life Insurance Company

4        028-12002                  Heitman LLC

5        028-12003                  KE I LLC

                           TITLE OF                          VALUE     SHARES/  SH/ PUT/  INVSTMT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          CLASS               CUSIP      (x$1000)    PRN AMT  PRN CALL  DSCRETN   MANAGERS    SOLE  SHARED  NONE
-----------------------    --------           ---------    --------    -------  --- ----  -------  ----------   ----- ------  ----
Alexandria Real Estate
 Equities Inc              COM                015271109       99879     995111   SH       DEFINED  1,4,5       425466         569645
Alexandria Real Estate
 Equities Inc              COM                015271109        4956      49379   SH       OTHER    1,2,4,5      49379
Alexandria Real Estate
 Equities Inc              COM                015271109        1817      18100   SH       OTHER    1,3,4,5      18100
AMB Property Corp          COM                00163T109         917      15600   SH       DEFINED  1,4,5        15600
American Financial
 Realty Trust              COM SH BEN INT     02607P305        5639     559400   SH       DEFINED  1,4,5                      559400
Archstone-Smith Trust      COM SHS            039583109      211123    3889511   SH       DEFINED  1,4,5      1661766        2227745
Archstone-Smith Trust      COM SHS            039583109       10448     192481   SH       OTHER    1,2,4,5     192481
Archstone-Smith Trust      COM SHS            039583109        3828      70526   SH       OTHER    1,3,4,5      70526
Avalonbay Communities
 Inc                       COM                053484101      200796    1544583   SH       DEFINED  1,4,5       654686         889897
Avalonbay Communities
 Inc                       COM                053484101        9850      75766   SH       OTHER    1,2,4,5      75766
Avalonbay Communities
 Inc                       COM                053484101        3601      27700   SH       OTHER    1,3,4,5      27700
Biomed Realty Trust Inc    COM                09063H107       42600    1619766   SH       DEFINED  1,4,5       678802         940964
Biomed Realty Trust Inc    COM                09063H107        2113      80345   SH       OTHER    1,2,4,5      80345
Biomed Realty Trust Inc    COM                09063H107         773      29400   SH       OTHER    1,3,4,5      29400
Boston Properties Inc      COM                101121101      279359    2379548   SH       DEFINED  1,4,5       990004        1389544
Boston Properties Inc      COM                101121101       10456      89067   SH       OTHER    1,2,4,5      89067
Boston Properties Inc      COM                101121101        3827      32600   SH       OTHER    1,3,4,5      32600
BRE Properties Inc         COM                05564E106       69497    1100503   SH       DEFINED  1,4,5       473716         626787
BRE Properties Inc         COM                05564E106        3470      54944   SH       OTHER    1,2,4,5      54944
BRE Properties Inc         COM                05564E106        1269      20100   SH       OTHER    1,3,4,5      20100
Brookfield Properties
 Corp                      COM                112900105       68159    1691279   SH       DEFINED  1,4,5      1287531         403748
Brookfield Properties
 Corp                      COM                112900105        6287     156000   SH       OTHER    1,2,4,5     156000
Brookfield Properties
 Corp                      COM                112900105        2301      57100   SH       OTHER    1,3,4,5      57100
Cogdell Spencer Inc        COM                19238U107        2351     111600   SH       DEFINED  1,4,5                      111600
Colonial Properties
 Trust                     COM SH BEN INT     195872106        2416      52900   SH       DEFINED  1,4,5                       52900
Corporate Office
 Properties Trust          COM SH BEN INT     22002T108       79009    1729619   SH       DEFINED  1,4,5       621000        1108619
Corporate Office
 Properties Trust          COM SH BEN INT     22002T108        4522      98997   SH       OTHER    1,2,4,5      98997
Corporate Office
 Properties Trust          COM SH BEN INT     22002T108        1654      36200   SH       OTHER    1,3,4,5      36200
Developers Diversified
 Realty Corp               COM                251591103      136197    2165301   SH       DEFINED  1,4,5       877374        1287927
Developers Diversified
 Realty Corp               COM                251591103        6528     103784   SH       OTHER    1,2,4,5     103784
Developers Diversified
 Realty Corp               COM                251591103        2390      38000   SH       OTHER    1,3,4,5      38000
DiamondRock Hospitality
 Company                   COM                252784301       65588    3451979   SH       DEFINED  1,4,5      1537022        1914957
DiamondRock Hospitality
 Company                   COM                252784301        4731     248997   SH       OTHER    1,2,4,5     248997
DiamondRock Hospitality
 Company                   COM                252784301        1731      91100   SH       OTHER    1,3,4,5      91100
Digital Realty Trust
 Inc                       COM                253868103       90084    2257752   SH       DEFINED  1,4,5      1021810        1235942
Digital Realty Trust
 Inc                       COM                253868103        4706     117955   SH       OTHER    1,2,4,5     117955
Digital Realty Trust
 Inc                       COM                253868103        1724      43200   SH       OTHER    1,3,4,5      43200
EastGroup Properties
 Inc                       COM                277276101       59077    1157684   SH       DEFINED  1,4,5       487933         669751
EastGroup Properties
 Inc                       COM                277276101        2798      54834   SH       OTHER    1,2,4,5      54834
EastGroup Properties
 Inc                       COM                277276101        1026      20100   SH       OTHER    1,3,4,5      20100
Entertainment
 Properties Trust          COM SH BEN INT     29380T105       24574     407872   SH       DEFINED  1,4,5        43872         364000
Equity Lifestyle
 Properties Inc            COM                29472R108       45045     834006   SH       DEFINED  1,4,5       339220         494786
Equity Lifestyle
 Properties Inc            COM                29472R108        2261      41862   SH       OTHER    1,2,4,5      41862
Equity Lifestyle
 Properties Inc            COM                29472R108         826      15300   SH       OTHER    1,3,4,5      15300
Equity Residential         COM SH BEN INT     29476L107      192434    3989929   SH       DEFINED  1,4,5      1683685        2306244
Equity Residential         COM SH BEN INT     29476L107        9602     199083   SH       OTHER    1,2,4,5     199083
Equity Residential         COM SH BEN INT     29476L107        3511      72800   SH       OTHER    1,3,4,5      72800
Federal Realty
 Investment Trust          COM                313747206      116322    1283620   SH       DEFINED  1,4,5       533396         750224
Federal Realty
 Investment Trust          COM                313747206        5463      60287   SH       OTHER    1,2,4,5      60287
Federal Realty
 Investment Trust          COM                313747206        2003      22100   SH       OTHER    1,3,4,5      22100
Feldman Mall
 Properties Inc            COM                314308107        1435     118200   SH       DEFINED  1,4,5                      118200
General Growth
 Properties Inc            COM                370021107      162474    2516249   SH       DEFINED  1,4,5      1085319        1430930
General Growth
 Properties Inc            COM                370021107        8603     133239   SH       OTHER    1,2,4,5     133239
General Growth
 Properties Inc            COM                370021107        3132      48500   SH       OTHER    1,3,4,5      48500
Getty Realty Group         COM                374297109        1207      42000   SH       DEFINED  1,4,5                       42000
Glimcher Realty Trust      COM SH BEN INT     379302102        8138     301200   SH       DEFINED  1,4,5                      301200
GMH Communities Trust      COM SH BEN INT     36188G102       40696    4073708   SH       DEFINED  1,4,5      1308093        2765615
GMH Communities Trust      COM SH BEN INT     36188G102        1667     166895   SH       OTHER    1,2,4,5     166895
GMH Communities Trust      COM SH BEN INT     36188G102         610      61100   SH       OTHER    1,3,4,5      61100
Health Care REIT Inc       COM                42217K106       46521    1059700   SH       DEFINED  1,4,5        88500         971200
Healthcare Realty
 Trust Inc                 COM                421946104       10854     291000   SH       DEFINED  1,4,5                      291000
Hospitality Properties
 Trust                     COM SH BEN INT     44106M102        4680     100000   SH       DEFINED  1,4,5                      100000
Host Hotels & Resorts
 Inc                       COM                44107P104      300236   11411465   SH       DEFINED  1,4,5      4453416        6958049
Host Hotels & Resorts
 Inc                       COM                44107P104       10576     401968   SH       OTHER    1,2,4,5     401968
Host Hotels & Resorts
 Inc                       COM                44107P104        3872     147169   SH       OTHER    1,3,4,5     147169
HRPT Properties Trust      COM SH BEN INT     40426W101       17374    1412500   SH       DEFINED  1,4,5                     1412500
Innkeepers USA Trust       COM SH BEN INT     4576J0104        2759     169500   SH       DEFINED  1,4,5                      169500
Kilroy Realty Corp         COM                49427F108       43073     584044   SH       DEFINED  1,4,5       196540         387504
Kilroy Realty Corp         COM                49427F108        2186      29641   SH       OTHER    1,2,4,5      29641
Kilroy Realty Corp         COM                49427F108         797      10800   SH       OTHER    1,3,4,5      10800
Kimco Realty
 Corporation               COM                49446R109      164404    3373082   SH       DEFINED  1,4,5      1369753        2003329
Kimco Realty
 Corporation               COM                49446R109        7901     162106   SH       OTHER    1,2,4,5     162106
Kimco Realty
 Corporation               COM                49446R109        2890      59300   SH       OTHER    1,3,4,5      59300
Kite Realty Group
 Trust                     COM                49803T102         800      40093   SH       DEFINED  1,4,5        40093
Lexington Corporate
 Properties Trust          COM SHS            529043101        8215     388800   SH       DEFINED  1,4,5                      388800
Macerich Company The       COM                554382101       89668     970855   SH       DEFINED  1,4,5       407670         563185
Macerich Company The       COM                554382101        4410      47743   SH       OTHER    1,2,4,5      47743
Macerich Company The       COM                554382101        1616      17500   SH       OTHER    1,3,4,5      17500
Medical Properties
 Trust Inc                 COM                58463J304       15861    1079700   SH       DEFINED  1,4,5                     1079700
National Retail
 Properties Inc            COM                637417106        2417      99900   SH       DEFINED  1,4,5                       99900
Nationwide Health
 Properties Inc            COM                638620104       41126    1315600   SH       DEFINED  1,4,5       134600        1181000
Omega Healthcare
 Investors Inc             COM                681936100        2627     153200   SH       DEFINED  1,4,5                      153200
Plum Creek Timber Co
 Inc                       COM                729251108       43216    1096300   SH       DEFINED  1,4,5        81600        1014700
ProLogis                   COM SHS            743410102      285677    4399772   SH       DEFINED  1,4,5      1851888        2547884
ProLogis                   COM SHS            743410102       13582     209180   SH       OTHER    1,2,4,5     209180
ProLogis                   COM SHS            743410102        4967      76500   SH       OTHER    1,3,4,5      76500
PS Business Parks Inc      COM                69360J107       55098     781306   SH       DEFINED  1,4,5       337522         443784
PS Business Parks Inc      COM                69360J107        2706      38374   SH       OTHER    1,2,4,5      38374
PS Business Parks Inc      COM                69360J107         987      14000   SH       OTHER    1,3,4,5      14000
Public Storage Inc         COM                74460D109      169476    1790172   SH       DEFINED  1,4,5       750560        1039612
Public Storage Inc         COM                74460D109        8700      91900   SH       OTHER    1,2,4,5      91900
Public Storage Inc         COM                74460D109        3182      33615   SH       OTHER    1,3,4,5      33615
Realty Income Corp         COM                756109104       27248     966249   SH       DEFINED  1,4,5       102649         863600
Regency Centers Corp       COM                758849103      164062    1963644   SH       DEFINED  1,4,5       803354        1160290
Regency Centers Corp       COM                758849103        7687      92010   SH       OTHER    1,2,4,5      92010
Regency Centers Corp       COM                758849103        2816      33700   SH       OTHER    1,3,4,5      33700
Senior Housing
 Properties Trust          COM SHS            81721M109        9976     417400   SH       DEFINED  1,4,5                      417400
Simon Property Group
 Inc                       COM                828806109      445426    4003831   SH       DEFINED  1,4,5      1692396        2311435
Simon Property Group
 Inc                       COM                828806109       21528     193508   SH       OTHER    1,2,4,5     193508
Simon Property Group
 Inc                       COM                828806109        7877      70800   SH       OTHER    1,3,4,5      70800
SL Green Realty Corp       COM                78440X101      172385    1256635   SH       DEFINED  1,4,5       494105         762530
SL Green Realty Corp       COM                78440X101        7463      54402   SH       OTHER    1,2,4,5      54402
SL Green Realty Corp       COM                78440X101        2716      19800   SH       OTHER    1,3,4,5      19800
Spirit Finance Corp        COM                848568309       13800     926200   SH       DEFINED  1,4,5                      926200
Starwood Hotels &
 Resorts Worldwide Inc     COM                85590A401       29256     451131   SH       DEFINED  1,4,5       345754         105377
Starwood Hotels &
 Resorts Worldwide Inc     COM                85590A401        4454      68681   SH       OTHER    1,2,4,5      68681
Starwood Hotels &
 Resorts Worldwide Inc     COM                85590A401        1628      25100   SH       OTHER    1,3,4,5      25100
Sun Communities Inc        COM                866674104        2023      65200   SH       DEFINED  1,4,5                       65200
Taubman Centers Inc        COM                876664103      112860    1946197   SH       DEFINED  1,4,5       823937        1122260
Taubman Centers Inc        COM                876664103        5514      95088   SH       OTHER    1,2,4,5      95088
Taubman Centers Inc        COM                876664103        2018      34800   SH       OTHER    1,3,4,5      34800
UDR Inc                    COM                902653104       97118    3171726   SH       DEFINED  1,4,5      1341921        1829805
UDR Inc                    COM                902653104        4960     161999   SH       OTHER    1,2,4,5     161999
UDR Inc                    COM                902653104        1816      59300   SH       OTHER    1,3,4,5      59300
Universal Health
 Realty Income             COM SH BEN INT     91359E105        1516      42400   SH       DEFINED  1,4,5                       42400
U-Store-It Trust           COM                91274F104       47067    2339321   SH       DEFINED  1,4,5       954346        1384975
U-Store-It Trust           COM                91274F104        2206     109652   SH       OTHER    1,2,4,5     109652
U-Store-It Trust           COM                91274F104         797      39600   SH       OTHER    1,3,4,5      39600
Ventas Inc                 COM                92276F100       79276    1881700   SH       DEFINED  1,4,5       195900        1685800
Vornado Realty Trust       COM SH BEN INT     929042109      266212    2230701   SH       DEFINED  1,4,5       895611        1335090
Vornado Realty Trust       COM SH BEN INT     929042109       13543     113486   SH       OTHER    1,2,4,5     113486
Vornado Realty Trust       COM SH BEN INT     929042109        4953      41500   SH       OTHER    1,3,4,5      41500